Goodwill and intangible assets (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Mar. 31, 2022
Rollforward of goodwill balance
Goodwill Impairment	$ 8,200	$ 8,220
Goodwill			$ 0	$ 0		$ 8,675	$ 9,323
Purchased intangible assets
Gross Carrying Value			16,400	16,400
Accumulated Amortization			(9,280)	(7,402)
Cumulative Translation Adjustment			(1,086)	(1,482)
Net Carrying Value			6,034	7,516
Amortization expense			1,600	$ 1,800	$ 2,000
Estimated amortization expense
2024			1,631
2025			1,493
2026			1,465
2027			1,443
2028			2
Thereafter			0
Total amortization expense			$ 6,034
Know How
Purchased intangible assets
Estimated Useful Life (in years)			8 years 6 months	8 years 6 months
Gross Carrying Value			$ 13,000	$ 13,000
Accumulated Amortization			(6,326)	(4,763)
Cumulative Translation Adjustment			(1,050)	(1,433)
Net Carrying Value			$ 5,624	$ 6,804
Weighted Average Life Remaining (in years)			4 years	5 years
Developed technology
Purchased intangible assets
Estimated Useful Life (in years)			7 years	7 years
Gross Carrying Value			$ 1,650	$ 1,650
Accumulated Amortization			(1,581)	(1,458)
Cumulative Translation Adjustment			0	0
Net Carrying Value			$ 69	$ 192
Weighted Average Life Remaining (in years)			1 year 1 month 6 days	2 years 1 month 6 days
Customer relationships
Purchased intangible assets
Gross Carrying Value			$ 1,360	$ 1,360
Accumulated Amortization			(1,067)	(938)
Cumulative Translation Adjustment			(9)	(12)
Net Carrying Value			$ 284	$ 410
Weighted Average Life Remaining (in years)			4 years 1 month 6 days	5 years 1 month 6 days
Non-compete agreements
Purchased intangible assets
Estimated Useful Life (in years)			5 years 6 months	5 years 6 months
Gross Carrying Value			$ 340	$ 340
Accumulated Amortization			(256)	(193)
Cumulative Translation Adjustment			(27)	(37)
Net Carrying Value			$ 57	$ 110
Weighted Average Life Remaining (in years)			1 year	2 years
Trade names
Purchased intangible assets
Estimated Useful Life (in years)			3 years	3 years
Gross Carrying Value			$ 50	$ 50
Accumulated Amortization			(50)	(50)
Cumulative Translation Adjustment			0	0
Net Carrying Value			$ 0	$ 0
Minimum | Customer relationships
Purchased intangible assets
Estimated Useful Life (in years)			8 years 6 months	8 years 6 months
Maximum | Customer relationships
Purchased intangible assets
Estimated Useful Life (in years)			10 years	10 years